Financial instruments and risk management - Schedule of available undrawn committed bank facilities (Details) - GBP (£) £ in Millions	Jun. 30, 2022	Jun. 30, 2021
Disclosure of information about undrawn borrowing facilities [line items]
Undrawn committed bank facilities	£ 2,789	£ 2,518
Expiring within one year
Disclosure of information about undrawn borrowing facilities [line items]
Undrawn committed bank facilities	793	540
Expiring between one and two years
Disclosure of information about undrawn borrowing facilities [line items]
Undrawn committed bank facilities	103	691
Expiring after two years
Disclosure of information about undrawn borrowing facilities [line items]
Undrawn committed bank facilities	£ 1,893	£ 1,287